Contract Assets and Liabilities - Summary of Changes in Short-term Contract Liabilities (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Contract With Customer Liability [Line Items]
Balance on January 1, 2020	$ 7,952
Balance on December 31, 2020	14,537
Short-term Contract with Customer [Member]
Contract With Customer Liability [Line Items]
Balance on January 1, 2020	8,166
Revenue recognized	(14,656)
Increase due to billings	21,027
Balance on December 31, 2020	$ 14,537